Commitments, Contingent Liabilities and Other (Tables)	12 Months Ended
Mar. 31, 2011
Commitments, Contingent Liabilities and Other (Tables) [Abstract]
Aggregate amounts of year-by-year payment of purchase commitments
The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions

2012	207,982
2013	46,707
2014	35,094
2015	25,073
2016	20,338
Later years	14,821

Total	350,015

Changes in product warranty liability

The changes in product warranty liability for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Balance at beginning of the fiscal year	59,748	57,922	50,856
Additional liabilities for warranties	60,845	46,686	48,610
Settlements (in cash or in kind)	(54,498)	(45,218)	(36,537)
Changes in estimate for pre-existing warranty reserve	(2,042)	(7,649)	(4,802)
Translation adjustment	(6,131)	(885)	(3,187)

Balance at end of the fiscal year	57,922	50,856	54,940